T. ROWE PRICE Hedged Equity Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  91.6%
COMMUNICATION SERVICES  8.7%
Diversified Telecommunication Services  0.4%
AT&T  363,463 10,264
Verizon Communications  142,577 6,266
16,530
Entertainment  1.4%
Electronic Arts  34,617 6,982
Netflix (1) 28,507 34,178
Spotify Technology (1) 4,429 3,091
Take-Two Interactive Software (1) 2,778 718
TKO Group Holdings  14,985 3,026
Walt Disney  51,953 5,949
53,944
Interactive Media & Services  6.0%
Alphabet, Class A  219,388 53,333
Alphabet, Class C  352,432 85,835
Meta Platforms, Class A  132,727 97,472
236,640
Media  0.2%
Charter Communications, Class A (1) 5,672 1,560
Comcast, Class A  125,770 3,952
Trade Desk, Class A (1) 29,100 1,426
6,938
Wireless Telecommunication Services  0.7%
T-Mobile U.S.  120,181 28,769
28,769
Total Communication Services 342,821
CONSUMER DISCRETIONARY  9.1%
Automobiles  1.8%
General Motors  31,287 1,908
Tesla (1) 156,434 69,569
71,477
Broadline Retail  3.1%
Amazon.com (1) 540,338 118,642
eBay  35,086 3,191
121,833

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors  0.0%
Pool  4,567 1,416
1,416
Hotels, Restaurants & Leisure  1.8%
Booking Holdings  2,467 13,320
Chipotle Mexican Grill (1) 153,166 6,003
Darden Restaurants  7,400 1,409
Domino's Pizza  3,088 1,333
DoorDash, Class A (1) 29,534 8,033
Hilton Worldwide Holdings  24,887 6,457
Las Vegas Sands  61,600 3,313
McDonald's  79,144 24,051
Royal Caribbean Cruises  18,255 5,907
Wingstop  4,979 1,253
Yum! Brands  8,407 1,278
72,357
Household Durables  0.1%
NVR (1) 633 5,086
5,086
Specialty Retail  2.2%
AutoZone (1) 3,366 14,441
Bath & Body Works  15,078 388
Carvana (1) 3,754 1,416
Home Depot  66,142 26,800
Lowe's  42,900 10,781
O'Reilly Automotive (1) 124,018 13,370
Ross Stores  35,518 5,413
TJX  74,285 10,737
Ulta Beauty (1) 4,149 2,269
85,615
Textiles, Apparel & Luxury Goods  0.1%
NIKE, Class B  34,242 2,388
Tapestry  12,300 1,392
3,780
Total Consumer Discretionary 361,564
CONSUMER STAPLES  4.9%
Beverages  1.0%
Coca-Cola  263,328 17,464
Keurig Dr Pepper  251,174 6,407
Molson Coors Beverage, Class B  48,878 2,212

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Monster Beverage (1) 51,477 3,465
PepsiCo  69,791 9,801
39,349
Consumer Staples Distribution & Retail  1.4%
Costco Wholesale  24,177 22,379
Walmart  321,714 33,156
55,535
Food Products  0.3%
General Mills  48,983 2,470
Ingredion  21,700 2,650
Kraft Heinz  55,129 1,435
Lamb Weston Holdings  8,000 465
Mondelez International, Class A  57,949 3,620
Tyson Foods, Class A  12,046 654
11,294
Household Products  1.3%
Colgate-Palmolive  137,625 11,002
Kimberly-Clark  60,860 7,567
Procter & Gamble  199,784 30,697
49,266
Personal Care Products  0.2%
elf Beauty (1) 13,000 1,722
Estee Lauder, Class A  32,425 2,857
Kenvue  103,796 1,685
Unilever, ADR  34,800 2,063
8,327
Tobacco  0.7%
Altria Group  87,104 5,754
Philip Morris International  124,359 20,171
25,925
Total Consumer Staples 189,696
ENERGY  2.9%
Energy Equipment & Services  0.2%
Schlumberger  178,107 6,122
6,122
Oil, Gas & Consumable Fuels  2.7%
Chevron  122,508 19,024
ConocoPhillips  147,816 13,982
Diamondback Energy  28,057 4,015
EOG Resources  68,928 7,728

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQT  44,773 2,437
Expand Energy  20,117 2,137
Exxon Mobil  267,053 30,110
Kinder Morgan  92,000 2,605
ONEOK  13,000 949
Targa Resources  22,958 3,846
Valero Energy  49,136 8,366
Williams  136,149 8,625
103,824
Total Energy 109,946
FINANCIALS  13.1%
Banks  3.1%
Bank of America  553,618 28,561
Citigroup  191,237 19,411
Fifth Third Bancorp  77,976 3,474
Huntington Bancshares  204,870 3,538
JPMorgan Chase  146,186 46,111
KeyCorp  130,572 2,440
Popular  12,473 1,584
Truist Financial  18,944 866
U.S. Bancorp  139,048 6,720
Wells Fargo  72,518 6,079
Western Alliance Bancorp  16,520 1,433
120,217
Capital Markets  3.0%
Ares Management, Class A  20,860 3,335
Bank of New York Mellon  57,292 6,243
Blackrock  8,089 9,431
Blackstone  18,121 3,096
Cboe Global Markets  35,193 8,631
Charles Schwab  156,064 14,899
CME Group  59,297 16,021
Goldman Sachs Group  13,957 11,115
Intercontinental Exchange  5,100 859
KKR  45,410 5,901
Moody's  13,184 6,282
Morgan Stanley  55,488 8,820
Robinhood Markets, Class A (1) 23,500 3,365
S&P Global  16,280 7,924
State Street  23,040 2,673
TPG  59,538 3,420

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tradeweb Markets, Class A  39,219 4,353
116,368
Consumer Finance  0.4%
American Express  29,522 9,806
Capital One Financial  28,490 6,056
15,862
Financial Services  4.1%
Apollo Global Management  37,429 4,988
Berkshire Hathaway, Class B (1) 82,220 41,335
Block (1) 123,323 8,913
Corebridge Financial  84,374 2,704
Corpay (1) 26,266 7,566
Equitable Holdings  50,343 2,556
Fiserv (1) 27,479 3,543
Global Payments  5,850 486
Klarna Group (1) 14,923 547
Mastercard, Class A  67,138 38,189
Visa, Class A  129,202 44,107
Voya Financial  56,257 4,208
159,142
Insurance  2.5%
Allstate  80,693 17,321
American International Group  95,447 7,496
Arthur J Gallagher  3,511 1,088
Axis Capital Holdings  17,986 1,723
Chubb  79,037 22,308
Hartford Insurance Group  67,080 8,948
Marsh & McLennan  61,578 12,410
MetLife  100,453 8,274
Progressive  37,919 9,364
RenaissanceRe Holdings  26,511 6,732
Travelers  7,527 2,102
97,766
Total Financials 509,355
HEALTH CARE  8.6%
Biotechnology  1.9%
AbbVie  133,064 30,810
Amgen  6,900 1,947
BeOne Medicines, ADR (1) 11,731 3,997
Gilead Sciences  189,609 21,046
Regeneron Pharmaceuticals  9,411 5,291

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vertex Pharmaceuticals (1) 23,955 9,382
72,473
Health Care Equipment & Supplies  1.7%
Abbott Laboratories  115,646 15,490
Becton Dickinson & Company  8,367 1,566
Boston Scientific (1) 82,930 8,096
Intuitive Surgical (1) 27,443 12,273
Medtronic  54,632 5,203
ResMed  25,962 7,107
Stryker  27,870 10,303
Zimmer Biomet Holdings  64,034 6,307
66,345
Health Care Providers & Services  2.0%
Cardinal Health  18,865 2,961
Cencora  47,115 14,725
Cigna Group  21,149 6,096
CVS Health  101,577 7,658
Elevance Health  8,809 2,846
Encompass Health  18,130 2,303
Humana  3,400 885
McKesson  18,577 14,351
Quest Diagnostics  11,730 2,236
Tenet Healthcare (1) 27,946 5,674
UnitedHealth Group  59,247 20,458
80,193
Life Sciences Tools & Services  0.7%
Danaher  55,041 10,912
IQVIA Holdings (1) 7,900 1,501
Mettler-Toledo International (1) 2,918 3,582
Thermo Fisher Scientific  25,593 12,413
28,408
Pharmaceuticals  2.3%
Bristol-Myers Squibb  80,954 3,651
Chugai Pharmaceutical, ADR  72,597 1,605
Eli Lilly  47,649 36,356
Johnson & Johnson  135,131 25,056
Merck  169,478 14,224
Pfizer  118,445 3,018
Viatris  530,412 5,251

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  11,200 1,639
90,800
Total Health Care 338,219
INDUSTRIALS & BUSINESS SERVICES  7.0%
Aerospace & Defense  1.8%
Boeing (1) 57,216 12,349
General Electric  72,106 21,691
Howmet Aerospace  30,896 6,063
L3Harris Technologies  18,465 5,640
Lockheed Martin  6,687 3,338
Northrop Grumman  21,961 13,381
RTX  25,159 4,210
TransDigm Group  2,576 3,395
70,067
Building Products  0.3%
Carrier Global  46,601 2,782
Johnson Controls International  37,486 4,122
Trane Technologies  11,603 4,896
11,800
Commercial Services & Supplies  0.7%
Cintas  20,774 4,264
Republic Services  21,862 5,017
Waste Connections  47,707 8,387
Waste Management  35,108 7,753
25,421
Construction & Engineering  0.1%
API Group (1) 66,844 2,297
EMCOR Group  2,500 1,624
3,921
Electrical Equipment  0.7%
AMETEK  5,943 1,117
Emerson Electric  14,533 1,907
GE Vernova  12,111 7,447
Hubbell  12,764 5,493
Rockwell Automation  14,506 5,070
Vertiv Holdings, Class A  29,637 4,471
25,505
Ground Transportation  0.7%
Canadian National Railway  32,665 3,080
CSX  227,022 8,062

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Old Dominion Freight Line  50,073 7,049
Saia (1) 13,774 4,124
Uber Technologies (1) 13,411 1,314
Union Pacific  16,894 3,993
27,622
Industrial Conglomerates  0.4%
Honeywell International  23,938 5,039
Roper Technologies  19,086 9,518
14,557
Machinery  1.5%
Caterpillar  34,653 16,535
Cummins  14,287 6,034
Deere  18,585 8,498
Dover  28,428 4,743
Esab  12,902 1,442
Fortive  61,274 3,002
Ingersoll Rand  60,683 5,014
Middleby (1) 16,139 2,145
PACCAR  6,400 629
Parker-Hannifin  9,447 7,162
Pentair  6,000 665
Stanley Black & Decker  21,731 1,615
Xylem  19,579 2,888
60,372
Passenger Airlines  0.1%
United Airlines Holdings (1) 27,837 2,686
2,686
Professional Services  0.6%
Automatic Data Processing  13,975 4,102
Booz Allen Hamilton Holding  37,790 3,777
Broadridge Financial Solutions  7,135 1,699
Dayforce (1) 33,197 2,287
Equifax  12,008 3,081
SS&C Technologies Holdings  25,766 2,287
Verisk Analytics  26,687 6,712
23,945
Trading Companies & Distributors  0.1%
SiteOne Landscape Supply (1) 11,287 1,454
WW Grainger  3,400 3,240
4,694
Total Industrials & Business Services 270,590

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  31.4%
Communications Equipment  1.1%
Arista Networks (1) 70,965 10,341
Cisco Systems  268,869 18,396
F5 (1) 12,968 4,191
Motorola Solutions  24,873 11,374
44,302
Electronic Equipment, Instruments & Components  1.3%
Amphenol, Class A  133,510 16,522
CDW  9,365 1,492
Jabil  2,900 630
Keysight Technologies (1) 48,844 8,544
TE Connectivity  46,017 10,102
Teledyne Technologies (1) 21,631 12,676
Zebra Technologies, Class A (1) 2,754 818
50,784
IT Services  1.1%
Accenture, Class A  57,146 14,092
Akamai Technologies (1) 32,453 2,458
Amdocs  30,733 2,522
Cognizant Technology Solutions, Class A  69,221 4,643
GoDaddy, Class A (1) 23,261 3,183
International Business Machines  41,814 11,798
VeriSign  13,174 3,683
42,379
Semiconductors & Semiconductor Equipment  11.4%
Advanced Micro Devices (1) 68,564 11,093
Analog Devices  19,126 4,699
Broadcom  287,517 94,855
First Solar (1) 21,688 4,783
Intel (1) 161,300 5,412
KLA  8,751 9,439
Marvell Technology  42,413 3,566
Microchip Technology  43,200 2,774
Micron Technology  78,063 13,061
Monolithic Power Systems  10,539 9,703
NVIDIA  1,426,972 266,244
QUALCOMM  69,194 11,511
Texas Instruments  57,503 10,565
447,705

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software  10.8%
Adobe (1) 20,024 7,064
AppLovin, Class A (1) 15,200 10,922
Autodesk (1) 11,925 3,788
Cadence Design Systems (1) 24,082 8,459
Check Point Software Technologies (1) 13,903 2,877
Crowdstrike Holdings, Class A (1) 14,466 7,094
Datadog, Class A (1) 42,073 5,991
Descartes Systems Group (1) 46,469 4,379
Fair Isaac (1) 3,658 5,474
Fortinet (1) 108,231 9,100
Gen Digital  107,836 3,061
Intuit  28,339 19,353
Microsoft  448,553 232,328
Monday.com (1) 5,200 1,007
Nutanix, Class A (1) 5,903 439
Oracle  94,968 26,709
Palantir Technologies, Class A (1) 114,002 20,796
Palo Alto Networks (1) 75,196 15,311
PTC (1) 37,579 7,629
Salesforce  45,346 10,747
ServiceNow (1) 15,885 14,619
Synopsys (1) 3,399 1,677
Workday, Class A (1) 16,249 3,912
Zoom Communications (1) 15,012 1,239
423,975
Technology Hardware, Storage & Peripherals  5.7%
Apple  849,466 216,299
Dell Technologies, Class C  14,100 1,999
NetApp  30,017 3,556
221,854
Total Information Technology 1,230,999
MATERIALS  1.7%
Chemicals  1.0%
CF Industries Holdings  15,755 1,413
Corteva  71,087 4,808
Dow  25,000 573
Ecolab  14,300 3,916
Linde  42,035 19,967
Mosaic  35,901 1,245
RPM International  4,430 522

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  15,637 5,415
37,859
Construction Materials  0.1%
Vulcan Materials  12,429 3,823
3,823
Containers & Packaging  0.2%
Ball  33,300 1,679
International Paper  84,643 3,928
Packaging Corp. of America  5,571 1,214
6,821
Metals & Mining  0.3%
Franco-Nevada  23,308 5,195
Freeport-McMoRan  78,446 3,077
Steel Dynamics  22,518 3,140
11,412
Paper & Forest Products  0.1%
West Fraser Timber  33,043 2,246
2,246
Total Materials 62,161
REAL ESTATE  1.4%
Health Care Real Estate Investment Trusts  0.2%
Ventas, REIT  23,046 1,613
Welltower, REIT  40,756 7,260
8,873
Industrial Real Estate Investment Trusts  0.3%
Prologis, REIT  64,332 7,367
Rexford Industrial Realty, REIT  113,838 4,680
12,047
Office Real Estate Investment Trusts  0.0%
BXP, REIT  19,000 1,412
1,412
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 26,222 4,131
CoStar Group (1) 10,581 893
5,024
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  12,067 2,331
Essex Property Trust, REIT  8,713 2,332

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sun Communities, REIT  14,930 1,926
6,589
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  66,639 1,456
Regency Centers, REIT  19,108 1,393
Simon Property Group, REIT  13,951 2,618
5,467
Specialized Real Estate Investment Trusts  0.5%
American Tower, REIT  35,983 6,920
Crown Castle, REIT  20,087 1,938
CubeSmart, REIT  48,312 1,964
Equinix, REIT  8,676 6,796
Public Storage, REIT  11,278 3,258
20,876
Total Real Estate 60,288
UTILITIES  2.8%
Electric Utilities  1.6%
Alliant Energy  14,000 944
Constellation Energy  21,376 7,034
Duke Energy  68,911 8,528
Entergy  13,263 1,236
Evergy  46,856 3,562
Exelon  43,664 1,965
NextEra Energy  163,531 12,345
PG&E  402,941 6,077
Southern  96,328 9,129
Xcel Energy  154,139 12,431
63,251
Gas Utilities  0.2%
Atmos Energy  36,009 6,149
6,149
Independent Power & Renewable Electricity
Producers  0.1%
Vistra  27,046 5,299
5,299
Multi-Utilities  0.9%
Ameren  56,131 5,859
CMS Energy  94,236 6,904
Consolidated Edison  75,450 7,584
DTE Energy  43,884 6,206

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sempra  81,373 7,322
WEC Energy Group  7,292 836
34,711
Total Utilities 109,410
Total Common Stocks (Cost $2,459,559) 3,585,049
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  0.8%
U.S. Treasury Obligations  0.8%
U.S. Treasury Notes, 4.625%, 9/15/26 (2) 32,000,000 32,266
32,266
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $32,179) 32,266
SHORT-TERM INVESTMENTS  6.8%
Money Market Funds  6.8%
T. Rowe Price Treasury Reserve Fund, 4.17% (3)(4) 265,251,681 265,252
Total Short-Term Investments (Cost $265,252) 265,252
a a a
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 7/17/26 @
$5,500.00 (1) 225 150,490 2,338
Morgan Stanley
S&P 500 Index,
Put, 9/18/26 @
$5,700.00 (1) 221 147,815 3,345
Wells Fargo
S&P 500 Index,
Put, 8/21/26 @
$5,550.00 (1) 222 148,484 2,716
Total Options Purchased (Cost $11,540) 8,399
Total Investments in Securities  99.4%
(Cost $2,768,530) $ 3,890,966
Other Assets Less Liabilities 0.6% 22,860
Net Assets 100.0% $ 3,913,826

T. ROWE PRICE Hedged Equity Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 630 S&P 500 E-Mini Index contracts 12/25 (212,271) $ (2,516)
Long, 4,185 U.S. Treasury Notes ten year
contracts 12/25 470,813 1,929
Net payments (receipts) of variation margin to date (274)
Variation margin receivable (payable) on open futures contracts $ (861)

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.17% — — 7,100
Totals $ —# $ — $ 7,100+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 1,024  ¤  ¤ $ —
T. Rowe Price Treasury
Reserve Fund, 4.17% 275,964  ¤  ¤ 265,252
Total $ 265,252^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,100 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $265,252.

T. ROWE PRICE Hedged Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Hedged Equity Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Hedged Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Hedged Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Hedged Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,585,049 $ — $ — $ 3,585,049
U.S. Government Agency
Obligations (Excluding
Mortgage-Backed) — 32,266 — 32,266
Short-Term Investments 265,252 — — 265,252
Options Purchased — 8,399 — 8,399
Total Securities 3,850,301 40,665 — 3,890,966
Futures Contracts* 1,929 — — 1,929
Total $ 3,852,230 $ 40,665 $ — $ 3,892,895
Liabilities
Futures Contracts* $ 2,516 $ — $ — $ 2,516
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Hedged Equity Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1544-054Q3 09/25